TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 14 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

Parties considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

The Company’s related parties include its executive officers and members of its Board. As of December 31, 2025, accrued expenses include amounts payable to executive officers and directors in respect of compensation and directors’ fees, which were paid subsequent to the balance sheet date.

The Company had no other material transactions or balances with related parties during the reporting periods.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)